Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of major categories of premises and equipment
The major categories of premises and equipment and accumulated depreciation are summarized as follows:

December 31 (In thousands)	2017	2016
Land	$19,603	$19,577
Buildings	77,711	75,472
Equipment, furniture and fixtures	55,799	52,719
Leasehold improvements	3,273	3,400
Total	$156,386	$151,168
Less accumulated depreciation	(100,485)	(93,197)
Premises and equipment, net	$55,901	$57,971

Schedule of future minimum rental payments under operating leases
The Corporation leases certain premises and equipment accounted for as operating leases. The following is a schedule of the future minimum rental payments required for the next five years under such leases with initial terms in excess of one year:

(In thousands)
2018	$1,726
2019	1,563
2020	865
2021	502
2022	446
Thereafter	307
Total	$5,409